SUPPLEMENT

dated March 31, 2021 to the

Summary PROSPECTUS and PROSPECTUS

dated May 31, 2020, as supplemented

Yorktown Growth Fund

Yorktown Capital Income Fund

(Class A, Class L and Institutional Class Shares)

The following information replaces in their entirety the section “Section 1 | FUND SUMMARIES – Yorktown Growth Fund – Fees and Expenses” in the Summary Prospectus and the Prospectus:

“Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How to Reduce Your Sales Charges” Section on page 66 of the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees paid directly from your investment)

	Class A AFGGX	Class L APITX	Institutional Class APGRX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	0.50%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A AFGGX	Class L APITX	Institutional Class APGRX
Management Fee	1.00%	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.00%	1.00%	0.00%
Other Expenses	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses (2)	1.46%	2.46%	1.46%
Fee Waivers and/or Expense Reimbursements (3)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses (after waivers and/or reimbursements (3)	0.99%	1.99%	0.99%

(1)	Effective February 18, 2020, large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 0.25% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Ultimus Fund Distributors, LLC(the “Distributor”).

(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective March 31, 2021, so that the Fund’s ratio of total annual operating expenses is limited to 0.99% for Class A Shares, 1.99% for Class L Shares, and 0.99% for Institutional Class Shares until at least May 31, 2022. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board of Trustees of the Trust (the “Board”) by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (AFGGX) Shares:	$670	$967	$1,284	$2,183

	1 Year	3 Years	5 Years	10 Years
Class L (APITX) Shares:	$202	$722	$1,268	$2,761

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APGRX) Shares:	$101	$416	$753	$1,706

The following information replaces in their entirety the section “Section 1 | FUND SUMMARIES – Yorktown Capital Income Fund – Fees and Expenses” in the Summary Prospectus and the Prospectus:

“Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How to Reduce Your Sales Charges” Section on page 66 of the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(Fees paid directly from your investment)

	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	0.50%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr	$25/yr	$25/yr

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A APIGX	Class L AFDDX	Institutional Class AFAAX
Management Fee	0.60%	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses	0.87%	0.87%	0.87%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses (2)	1.76%	2.51%	1.51%
Fee Waivers and/or Expense Reimbursements (3)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses (after waivers and/or reimbursements (3)	1.28%	2.03%	1.03%

(1)	Effective February 18, 2020, large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 0.25% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Ultimus Fund Distributors, LLC (the “Distributor”).

(2)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective March 31, 2021, so that the Fund’s ratio of total annual operating expenses is limited to 1.24% for Class A Shares, 1.99% for Class L Shares, and 0.99% for Institutional Class Shares until at least May 31, 2022. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board of Trustees of the Trust (the “Board”) by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIGX) Shares:	$698	$1,053	$1,432	$2,492

	1 Year	3 Years	5 Years	10 Years
Class L (AFDDX) Shares:	$206	$736	$1,292	$2,810

	1 Year	3 Years	5 Years	10 Years
Institutional Class (AFAAX) Shares:	$105	$430	$778	$1,761